SHARE-BASED COMPENSATION - Share Option Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Number of shares
Outstanding at the beginning of the period (in shares) | shares	4,806,982	4,806,982		5,794,831		6,089,905
Granted (in shares) | shares	1,320,672	1,320,672		1,279,872		1,157,400
Exercised (in shares) | shares	(752,814)	(752,814)		(2,147,819)		(1,117,754)
Forfeited (in shares) | shares	(55,850)	(55,850)		(119,902)		(334,720)
Outstanding at the end of the period (in shares) | shares	5,318,990	5,318,990		4,806,982		5,794,831	6,089,905
Vested and expected to vest at the end of the period (in shares) | shares	5,064,646							5,064,646
Exercisable at the end of the period (in shares) | shares	2,615,921							2,615,921
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 38.17		$ 30.58		$ 28.19
Granted (in dollars per share) | $ / shares	73.46		56.68		34.27
Exercised (in dollars per share) | $ / shares	29.71		29.04		21.54
Forfeited (in dollars per share) | $ / shares	35.72		32.64		29.86
Outstanding at the end of the period (in dollars per share) | $ / shares	48.16		$ 38.17		$ 30.58		$ 28.19
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	47.56
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 35.93
Weighted average remaining contractual life
Outstanding at the end of the period	3 years 9 months 4 days	3 years 9 months 4 days		3 years 9 months 29 days		3 years 4 months 10 days	3 years 4 months 17 days
Vested and expected to vest at the end of the period	3 years 8 months 12 days	3 years 8 months 12 days
Exercisable at the end of the period	2 years 7 months 10 days	2 years 7 months 10 days
Aggregate intrinsic value
Outstanding at the end of the period | $	$ 90,526		$ 109,017		$ 19,272		$ 12,942
Vested and expected to vest at the end of the period | $	88,532
Exercisable at the end of the period | $	69,418
Total intrinsic value of options exercised	40,823	¥ 280,679		¥ 184,932		¥ 83,976
Unrecognized share-based compensation cost related to non-vested share options	$ 46,741							¥ 321,368
Weighted average vesting period	3 years 1 month 2 days	3 years 1 month 2 days
Proceeds from the exercise of share options	$ 21,118	¥ 145,196		¥ 424,450		¥ 160,493